Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000161384
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Class A
Trading Symbol	AAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
AssetsNet	$ 49,357,460
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 251,592
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,357,460
Number of Portfolio Holdings	27
Advisory Fee	$251,592
Portfolio Turnover	46%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	8.1%
iShares Core Dividend ETF	7.8%
SPDR S&P 1500 Value Tilt ETF	7.7%
iShares Morningstar Growth ETF	7.5%
Technology Select Sector SPDR Fund	7.3%
Vanguard Communication Services ETF	6.3%
Vanguard Total Stock Market ETF	4.1%
Berkshire Hathaway, Inc.	3.3%
Goldman Sachs Group, Inc. (The)	3.2%
Vanguard Consumer Staples ETF	3.1%

Material Fund Change [Text Block]
C000161385
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Institutional
Trading Symbol	AAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
AssetsNet	$ 49,357,460
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 251,592
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,357,460
Number of Portfolio Holdings	27
Advisory Fee	$251,592
Portfolio Turnover	46%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	8.1%
iShares Core Dividend ETF	7.8%
SPDR S&P 1500 Value Tilt ETF	7.7%
iShares Morningstar Growth ETF	7.5%
Technology Select Sector SPDR Fund	7.3%
Vanguard Communication Services ETF	6.3%
Vanguard Total Stock Market ETF	4.1%
Berkshire Hathaway, Inc.	3.3%
Goldman Sachs Group, Inc. (The)	3.2%
Vanguard Consumer Staples ETF	3.1%

Material Fund Change [Text Block]
C000161386
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Investor Class
Trading Symbol	AAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$124	2.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.50%
AssetsNet	$ 49,357,460
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 251,592
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,357,460
Number of Portfolio Holdings	27
Advisory Fee	$251,592
Portfolio Turnover	46%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	8.1%
iShares Core Dividend ETF	7.8%
SPDR S&P 1500 Value Tilt ETF	7.7%
iShares Morningstar Growth ETF	7.5%
Technology Select Sector SPDR Fund	7.3%
Vanguard Communication Services ETF	6.3%
Vanguard Total Stock Market ETF	4.1%
Berkshire Hathaway, Inc.	3.3%
Goldman Sachs Group, Inc. (The)	3.2%
Vanguard Consumer Staples ETF	3.1%

Material Fund Change [Text Block]
C000161387
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Class A
Trading Symbol	ACMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.96%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.96%
AssetsNet	$ 24,515,398
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 115,842
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,515,398
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$115,842
Portfolio Turnover	44%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Health Care	0.8%
Communications	1.5%
Consumer Staples	2.8%
Technology	3.4%
Financials	8.3%
Money Market Funds	12.9%
U.S. Treasury Obligations	22.8%
Equity	47.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	14.2%
SPDR S&P 1500 Value Tilt ETF	10.9%
iShares Core Dividend ETF	8.3%
iShares Morningstar Value ETF	6.8%
Vanguard Communication Services ETF	6.7%
United States Treasury Note, 3.875%, 12/31/27	5.7%
Technology Select Sector SPDR Fund	5.6%
Vanguard Consumer Staples ETF	4.0%
Berkshire Hathaway, Inc.	3.3%
United States Treasury Note, 4.375%, 12/15/26	2.9%

Material Fund Change [Text Block]
C000161388
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Institutional
Trading Symbol	ACMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	1.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%
AssetsNet	$ 24,515,398
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 115,842
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,515,398
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$115,842
Portfolio Turnover	44%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Health Care	0.8%
Communications	1.5%
Consumer Staples	2.8%
Technology	3.4%
Financials	8.3%
Money Market Funds	12.9%
U.S. Treasury Obligations	22.8%
Equity	47.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	14.2%
SPDR S&P 1500 Value Tilt ETF	10.9%
iShares Core Dividend ETF	8.3%
iShares Morningstar Value ETF	6.8%
Vanguard Communication Services ETF	6.7%
United States Treasury Note, 3.875%, 12/31/27	5.7%
Technology Select Sector SPDR Fund	5.6%
Vanguard Consumer Staples ETF	4.0%
Berkshire Hathaway, Inc.	3.3%
United States Treasury Note, 4.375%, 12/15/26	2.9%

Material Fund Change [Text Block]
C000161389
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Investor
Trading Symbol	ACMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$135	2.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.71%
AssetsNet	$ 24,515,398
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 115,842
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,515,398
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$115,842
Portfolio Turnover	44%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Health Care	0.8%
Communications	1.5%
Consumer Staples	2.8%
Technology	3.4%
Financials	8.3%
Money Market Funds	12.9%
U.S. Treasury Obligations	22.8%
Equity	47.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	14.2%
SPDR S&P 1500 Value Tilt ETF	10.9%
iShares Core Dividend ETF	8.3%
iShares Morningstar Value ETF	6.8%
Vanguard Communication Services ETF	6.7%
United States Treasury Note, 3.875%, 12/31/27	5.7%
Technology Select Sector SPDR Fund	5.6%
Vanguard Consumer Staples ETF	4.0%
Berkshire Hathaway, Inc.	3.3%
United States Treasury Note, 4.375%, 12/15/26	2.9%

Material Fund Change [Text Block]
C000133836
Shareholder Report [Line Items]
Fund Name	The Teberg Fund
Class Name	No-Load Class
Trading Symbol	TEBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964.
Additional Information Phone Number	1-866-209-1964
Additional Information Website	www.abscapfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No-Load Class	$87	1.79%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.79%
AssetsNet	$ 52,183,358
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 273,779
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,183,358
Number of Portfolio Holdings	14
Advisory Fee	$273,779
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	12.2%
Exchange-Traded Funds	70.2%
Money Market Funds	8.0%
Open End Funds	1.6%
U.S. Government & Agencies	8.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	0.3%
Money Market Funds	8.0%
U.S. Treasury Obligations	8.0%
Financials	12.2%
Equity	71.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	16.8%
Invesco QQQ Trust Series 1 ETF	16.5%
Berkshire Hathaway, Inc.	12.2%
SPDR S&P 500 ETF Trust ETF	9.6%
SPDR Dow Jones Industrial Average ETF	9.2%
iShares Semiconductor ETF	8.5%
United States Treasury Note, 2.875%, 06/15/25	8.0%
iShares Core S&P Small-Cap ETF	3.8%
iShares Russell 2000 ETF	3.3%
Financial Select Sector SPDR ETF	1.6%

C000248905
Shareholder Report [Line Items]
Fund Name	The Teberg Fund
Class Name	Investor Class
Trading Symbol	ABSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964.
Additional Information Phone Number	1-866-209-1964
Additional Information Website	www.abscapfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	2.72%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.72%
AssetsNet	$ 52,183,358
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 273,779
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,183,358
Number of Portfolio Holdings	14
Advisory Fee	$273,779
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	12.2%
Exchange-Traded Funds	70.2%
Money Market Funds	8.0%
Open End Funds	1.6%
U.S. Government & Agencies	8.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	0.3%
Money Market Funds	8.0%
U.S. Treasury Obligations	8.0%
Financials	12.2%
Equity	71.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	16.8%
Invesco QQQ Trust Series 1 ETF	16.5%
Berkshire Hathaway, Inc.	12.2%
SPDR S&P 500 ETF Trust ETF	9.6%
SPDR Dow Jones Industrial Average ETF	9.2%
iShares Semiconductor ETF	8.5%
United States Treasury Note, 2.875%, 06/15/25	8.0%
iShares Core S&P Small-Cap ETF	3.8%
iShares Russell 2000 ETF	3.3%
Financial Select Sector SPDR ETF	1.6%